Commitments and Contingencies - Schedule of Future Lease Payments under Operating Leases (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Schedule Of Future Lease Payments Under Operating Leases Abstract
2025	¥ 413
2026	240
2027	141
2028	141
Total future lease payments	935
Less: imputed interest	(1)
Total lease liabilities	936
Less: current portion	(349)	$ (50)
Operating lease liability, non-current	¥ 587	$ 84